[Zurich Kemper Life Letterhead]



April 3, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:   KILICO Variable Separate Account of
           Kemper Investors Life Insurance Company
           SEC File No. 333-79615

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 is a prospectus supplement dated March 5, 2001 to the Kemper Destinations Life prospectus dated May 1, 2000.

Please call the undersigned at 847-969-3507 if there are any questions.

Sincerely,

/s/ Frank J. Julian

Frank J. Julian
Senior Vice President and
Associate General Counsel

Enclosure

FJJ/slb

                       SUPPLEMENT DATED MARCH 5, 2001
                     TO PROSPECTUS DATED MAY 1, 2000 FOR

                           MODIFIED SINGLE PREMIUM
                 VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        (SINGLE LIFE AND SURVIVORSHIP)

                        KEMPER DESTINATIONS (SM) LIFE
                                  Issued By
                   KEMPER INVESTORS LIFE INSURANCE COMPANY

Effective for Policies issued on or after April 1, 2001, Kemper Investors Life Insurance Company has revised the Policies to provide for:

     * Allocation of the initial Premium to your investment choices fifteen days after the Policy is issued in states that require us to return your Premium if you cancel your Policy during the free-look period; and

     * An increase in the current monthly cost of insurance charge for Policies with an initial premium more than $500,000 but no more than $2,500,000.

These changes are described below with references to those parts of the Prospectus that are modified by this Supplement.

ALLOCATION OF INITIAL PREMIUM

The following changes are subject to approval in your state.

1. The definition of "TRADE DATE," appearing on page 4 of the Prospectus, is revised to read as follows:

      "TRADE DATE--On the Trade Date, we allocate your Cash Value to the Subaccounts and/or the DCA Fixed Account according to your instructions. In some states, the Trade Date is the same as the Issue Date. If your state requires us to return your Premium if you cancel your Policy during the free-look period, the Trade Date will be the Valuation Date which is on or immediately after the fifteenth day after the Issue Date."

2. The third paragraph under the section entitled "Policy Effective Date," appearing on page 5 of the Prospectus is revised to read as follows:

     "If we approve your application, and you paid all or a portion of your initial Premium prior to the Issue Date, we will credit interest to your Initial Premium at our then current declared rate for the period from the Effective Date to the Issue Date. On the Issue Date, if your state requires us to return your Premium if you cancel your Policy during the free-look period, we will initially allocate your initial Premium (and any interest) to the Kemper Money Market Subaccount. On the Trade Date, we will allocate your Cash Value to the Subaccounts you have selected or to the DCA Fixed Account (if you have selected it for Dollar Cost Averaging). In some states, the Trade Date will be the same as the Issue Date. In other states, however, which require us to return your Premium upon cancellation of your Policy during the free-look period, on the Issue Date we will initially allocate your initial Premium (plus any interest) to the Kemper Money Market Subaccount, and the Trade Date will be the Valuation Date which is on or immediately after the fifteenth day after the Issue Date. We will begin to deduct the Policy charges as of the Effective Date."

3. The second paragraph under the section entitled "Allocation of Premiums," appearing on page 13 of the Prospectus is revised to read as follows:

     "On the Issue Date, if your state requires us to return your Premium if you cancel your Policy during the free-look period, we will initially allocate your initial Premium (plus any interest) to the Kemper Money Market Subaccount. Subsequently, on the Trade Date, we will allocate your Cash Value to the Subaccounts and/or the DCA Fixed Account (if you have selected it for Automatic Dollar Cost Averaging) in accordance with your instructions."

MONTHLY COST OF INSURANCE CHARGE

1. The second paragraph appearing under the section entitled "Charges," appearing on page 8 of the Prospectus is revised to read as follows:

     "Monthly Deduction. We also deduct a Monthly Deduction from your Cash Value. The Monthly Deduction consists of the cost of insurance charge, the Administration Charge, the Tax Charge and the cost of any benefit rider. We also deduct the Records Maintenance Charge on each Policy Anniversary, if your Policy's Cash Value was less than $50,000 on the Policy Anniversary. The cost of insurance charge covers our anticipated mortality costs. If your Initial Premium is more than $2,500,000, your cost of insurance charges may be lower. The Administration Charge is intended to compensate us for some of our administrative costs under the Policy. The Tax Charge covers state premium tax expenses under the Policies and certain federal tax liabilities resulting from our receipt of Premiums under the Policies, as required by law. The Records Maintenance Charge reimburses us for certain administrative costs associated with the Policies. See "Monthly Deduction", on pages 29-30 below."

2. The description of the "Monthly Cost of Insurance Charge" under the section entitled "Policy Charges and Deductions," appearing on page 9 of the Prospectus is revised to read as follows. (Please note, the footnote references in the text below are to the footnotes in the Prospectus which remain unchanged.):

     "Monthly Cost of Insurance Charge:

       Current: The lower of: (i) the product of the applicable current asset-based cost of insurance charge times the Cash Value on the Deduction Day (4); and (ii) the product of the applicable guaranteed cost of insurance rate times the net amount at risk.

       If your initial Premium is no more than $2,500,000 and you paid 100% of the Guideline Single Premium, the current asset-based rate for Single Life Policies for the Standard (NT) (5) rate class is 0.55% annually of Cash Value for the first ten Policy Years and 0.25% thereafter and the rate for Survivorship Policies, when both insureds are in the Standard
       (NT) rate class, is 0.45% for the first ten Policy Years and 0.20% thereafter.

       If your initial Premium is more than $2,500,000 and you paid 100% of the Guideline Single Premium, the current asset-based rate for Single Life Policies for the Standard (NT) rate class is 0.25% for the first ten Policy Years and 0.10% thereafter and the rate for Survivorship Policies, when both insureds are in the Standard (NT) rate class, is 0.20% for the first ten Policy Years and 0.10% thereafter.

       Guaranteed: Ranges from $.06 per $1,000 of net amount at risk to $83.33 per $1,000 of net amount at risk (6)."

3. The first four paragraphs under the description of "Cost of Insurance Charge" under the section entitled "Monthly Deduction," appearing on page 29 of the Prospectus are revised to read as follows:

     "Cost of Insurance Charge. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured(s). The current cost of insurance charge differs based on whether you paid 90% or 100% of the Guideline Single Premium at issue. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Policy. If your initial Premium is more than $2,500,000, your cost of insurance charge may be lower.

     The current monthly cost of insurance charge is the lesser of:

       (a) the applicable current asset-based cost of insurance rate times the Cash Value on the Deduction Day; or

       (b) the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Deduction Day.

       If your initial Premium is no more than $2,500,000 and you paid 100% of the Guideline Single Premium, our current asset-based cost of insurance rate for the Single Life Policies for the Standard (NT) rate class is 0.55% annually of Cash Value for Policy Years 1-10, and 0.25% annually of Cash Value thereafter. Our current asset-based cost of insurance rate for Survivorship Policies, when both Insureds are in the Standard (NT) rate class, is 0.45% annually of Cash Value for Policy Years 1-10, and 0.20% annually of Cash Value thereafter.

       If your initial Premium is more than $2,500,000 and you paid 100% of the Guideline Single Premium, our current asset-based cost of insurance rate for the Single Life Policies for the Standard (NT) rate class is 0.25% annually of Cash Value for Policy Years 1-10, and 0.10% annually of Cash Value thereafter. Our current asset-based cost of insurance rate for Survivorship Policies, when both Insureds are in the Standard
       (NT) rate class, is 0.20% annually of Cash Value for Policy Years 1-10, and 0.10% annually of Cash Value thereafter."